AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

05069348

P-32666

RECD S.E.C.
NOV 04 2005
1086

November 1, 2005

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, DC

Dear Mr. Johnson:

This is to certify that on November 4, 2005, the American Stock Exchange, Inc. (the "Exchange") received from Minrad International, Inc., (the "Registrant") a copy of the Registrant's application on Form 8A-12B/A for the registration of the following securities:

Common Shares, $.01 par value per share

We further certify that the above described security has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Dennis J. Meekins
Vice President
Listing Qualifications Department

PROCESSED
NOV 08 2005
THOMSON
FINANCIAL

cc: Herbert Scholl